Capital Stock (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Capital Stock [Abstract]
Balance	$ 116,237	$ 23,654
Balance, Shares	10,857,900	2,807,199
Shares issued on acquisition of Intensity Holding Limited	$ 1,298	$ 0
Shares issued on acquisition of Intensity Holding Limited, Shares	129,806	0
Expiration of unexercised stock options	$ 282	$ 0
Expiration of unexercised stock options, Shares	0	0
Shares issued on acquisition of SalvaRx	$ 0	$ 92,583
Shares issued on acquisition of SalvaRx, Shares	0	8,050,701
Balance	$ 117,817	$ 116,237
Balance, Shares	10,987,706	10,857,900